Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

								$ million
				2025				2024
	Exploration and appraisal expenditure[a]	Biogas rights agreements	Other intangibles	Total	Exploration and appraisal expenditure[a]	Biogas rights agreements	Other intangibles	Total
Cost
At 1 January	13,053	2,990	7,550	23,593	13,075	2,989	7,117	23,181
Exchange adjustments	—	—	350	350	—	—	(171)	(171)
Acquisitions[b]	—	—	28	28	—	—	351	351
Additions	1,213	1	544	1,758	1,539	193	904	2,636
Transfers to property, plant and equipment	(3,593)	—	—	(3,593)	(391)	—	—	(391)
Reclassified as assets held for sale	—	—	(667)	(667)	(1)	—	(385)	(386)
Deletions and disposals	(3,057)	(8)	(311)	(3,376)	(1,169)	(192)	(266)	(1,627)
At 31 December	7,616	2,983	7,494	18,093	13,053	2,990	7,550	23,593
Amortization
At 1 January	8,615	557	4,775	13,947	8,747	105	4,338	13,190
Exchange adjustments	—	—	215	215	—	—	(97)	(97)
Exploration expenditure written off	343	—	—	343	767	—	—	767
Charge for the year	—	93	736	829	—	114	717	831
Impairment losses	26	710	41	777	6	344	108	458
Impairment reversals	—	(84)	—	(84)	(2)	—	—	(2)
Transfers to property, plant and equipment	(2,285)	—	—	(2,285)	—	—	—	—
Reclassified as assets held for sale	—	—	(502)	(502)	—	—	(53)	(53)
Deletions and disposals	(3,046)	(7)	(291)	(3,344)	(903)	(6)	(238)	(1,147)
At 31 December	3,653	1,269	4,974	9,896	8,615	557	4,775	13,947
Net book amount at 31 December	3,963	1,714	2,520	8,197	4,438	2,433	2,775	9,646
Net book amount at 1 January	4,438	2,433	2,775	9,646	4,328	2,884	2,779	9,991
aFor further information see Intangible assets within Note 1 and Note 8.
b2024 primarily relates to the acquisition of GETEC ENERGIE GmbH.